Treasury Shares	12 Months Ended
Dec. 31, 2022
Treasury Shares [Abstract]
TREASURY SHARES
20.	TREASURY SHARES

The former general shareholders of International General Insurance Holdings Limited - Dubai approved in its extraordinary meeting dated 24 November 2013 the purchase of the company’s own shares up to 15% of the issued shares and to be treated as treasury shares in accordance with the applicable DIFC laws and regulations. Pursuant to the above authorization, 2,350 thousand treasury shares were purchased during 2019 which were recorded at an amount of USD 5,053 thousand. Total treasury shares amount as at 31 December 2019 was USD 20,103 thousand. During 2020, Treasury shares were eliminated as part of the Business Combination Agreement.

On 23 May 2022, the Group announced that the Board of Directors has approved a repurchase authorization of up to 5 million of its issued and outstanding common shares. This authorization, which does not have an expiration date, replaced the Group’s prior authorization of an aggregate consideration of up to USD 5,000 thousand, which was terminated. The table below illustrates the movement on the treasury shares during the year:

	2022
	Number of shares	USD ’000
Balance at the beginning of the year	-	-
Purchases	310,542	2,394
Cancellation	(308,874)	(2,380)
Balance at the end of the year	1,668	14